iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  23 .7%
Arafura Rare Earths Ltd.
(a)
................... 4,913,227 $ 939,799
BHP Group Ltd. .......................... 6,502,641 289,486,902
BlueScope Steel Ltd. ...................... 560,600 12,793,700
Brazilian Rare Earths Ltd.
(a)
.................. 178,388 847,510
Champion Iron Ltd. ....................... 519,459 1,660,469
Deterra Royalties Ltd. ...................... 548,498 1,774,804
Develop Global Ltd.
(a) (b)
..................... 328,057 1,449,083
Elevra Lithium Ltd.
(a) (b)
...................... 220,948 2,049,805
EQ Resources Ltd.
(a)
...................... 4,197,877 693,962
FireFly Metals Ltd.
(a)
....................... 931,832 1,377,373
Fortescue Ltd. ........................... 2,068,872 33,227,865
IGO Ltd.
(a)
.............................. 866,062 5,972,313
Iluka Resources Ltd.
(b)
..................... 540,547 3,070,359
Imdex Ltd. ............................. 639,821 1,869,403
IperionX Ltd.
(a)
........................... 379,045 1,594,799
Lindian Resources Ltd.
(a)
.................... 1,632,696 891,860
Liontown Ltd.
(a) (b)
......................... 2,643,765 4,597,323
Lynas Rare Earths Ltd.
(a) (b)
................... 1,159,214 15,937,437
Macmahon Holdings Ltd. .................... 1,471,213 1,063,061
Metals X Ltd.
(a)
.......................... 1,204,974 1,369,884
Mineral Resources Ltd.
(a)
.................... 223,903 11,832,572
Minerals 260 Ltd.
(a)
........................ 2,454,895 1,490,966
Nickel Industries Ltd.
(a)
..................... 2,727,885 2,072,324
Perenti Ltd. ............................. 1,059,435 1,607,857
PLS Group Ltd.
(a)
......................... 4,020,415 18,719,077
Rio Tinto Ltd. ........................... 475,815 63,637,628
Sandfire Resources Ltd.
(a)
................... 597,041 8,438,963
Sims Ltd. .............................. 207,260 4,002,146
South32 Ltd. ............................ 5,741,374 19,917,510
Stanmore Resources Ltd. ................... 346,412 684,959
Sunrise Energy Metals Ltd.
(a)
................. 112,209 1,282,339
Vulcan Energy Resources Ltd.
(a) (b)
.............. 472,881 1,356,520
Vulcan Steel Ltd. ......................... 93,086 371,326
WA1 Resources Ltd.
(a) (b)
.................... 65,205 627,361
518,709,259
a
Austria  —  0 .4%
voestalpine AG .......................... 137,091 7,736,615
a
Belgium  —  0 .1%
Bekaert SA ............................. 42,134 2,029,375
Viohalco SA
(b)
........................... 52,672 1,282,428
3,311,803
a
Brazil  —  3 .5%
Cia Brasileira de Aluminio ................... 241,341 511,430
Cia Siderurgica Nacional SA
(a)
................ 755,224 1,004,560
Vale SA ............................... 4,544,930 74,617,380
76,133,370
a
Canada  —  7 .7%
AbraSilver Resource Corp.
(a)
................. 168,687 2,253,810
Almonty Industries, Inc. , CDI
(a)
................ 272,115 5,396,311
Altius Minerals Corp. ...................... 50,057 2,103,000
Americas Gold & Silver Corp.
(a) (b)
.............. 343,900 2,125,288
Capstone Copper Corp.
(a)
................... 1,040,242 11,325,596
Collective Mining Ltd.
(a)
..................... 69,373 1,128,667
ERO Copper Corp.
(a)
...................... 125,653 3,828,878
First Quantum Minerals Ltd.
(a)
................ 880,791 27,114,039
Hudbay Minerals, Inc. ...................... 507,836 14,848,489
Imperial Metals Corp.
(a)
..................... 107,977 537,281
Ivanhoe Electric, Inc.
(a)
..................... 156,009 2,099,881
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 1,003,639 8,888,719
Security Shares Value
a
Canada (continued)
Labrador Iron Ore Royalty Corp. ............... 80,084 $ 1,683,992
Lithium Americas Corp.
(a) (b)
.................. 465,367 2,430,379
Lundin Mining Corp. ....................... 874,832 26,131,057
Major Drilling Group International, Inc.
(a)
.......... 107,597 1,334,573
NGEx Minerals Ltd.
(a) (b)
..................... 176,189 3,680,588
NioCorp Developments Ltd.
(a)
................. 181,983 1,050,042
Northern Dynasty Minerals Ltd.
(a) (b)
............. 685,835 1,611,798
Osisko Metals, Inc.
(a)
...................... 706,532 917,341
Sigma Lithium Corp.
(a) (b)
.................... 81,881 1,373,144
Solaris Resources, Inc.
(a)
.................... 112,985 1,153,903
Talon Metals Corp.
(a)
....................... 132,200 655,894
Taseko Mines Ltd.
(a)
....................... 467,869 3,478,517
Teck Resources Ltd. , Class B ................ 585,898 38,855,876
Versamet Royalties Corp.
(a)
.................. 37,786 507,321
Vizsla Silver Corp.
(a) (b)
...................... 431,788 1,688,128
168,202,512
a
Chile  —  0 .0%
CAP SA
(a)
.............................. 82,339 633,612
a
China  —  3 .6%
Aluminum Corp. of China Ltd. , Class A .......... 1,010,165 1,709,934
Aluminum Corp. of China Ltd. , Class H .......... 4,788,000 6,705,362
Angang Steel Co. Ltd. , Class H
(a)
.............. 1,792,000 288,114
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 541,200 504,896
Baoshan Iron & Steel Co. Ltd. , Class A .......... 1,703,393 1,519,671
Chengtun Mining Group Co. Ltd. , Class A ........ 225,600 408,730
China Hongqiao Group Ltd. .................. 4,121,000 14,776,409
China Metal Recycling Holdings Ltd.
(a) (c)
.......... 132,000 —
China Nonferrous Mining Corp. Ltd. ............ 1,742,000 3,023,393
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 278,323 2,001,661
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 82,800 597,595
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 174,900 1,759,750
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 240,800 503,437
CMOC Group Ltd. , Class A .................. 1,321,100 3,624,548
CMOC Group Ltd. , Class H .................. 4,707,000 10,985,805
Dazhong Mining Co. Ltd. .................... 85,600 493,459
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 235,000 1,238,126
Guocheng Mining Co. Ltd. , Class A ............. 90,300 562,999
Hanking Gold International Ltd.
(a) (b)
............. 873,000 321,596
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 167,100 718,759
Hunan Valin Steel Co. Ltd. , Class A ............. 502,900 298,317
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 3,353,621 1,172,036
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 132,800 785,716
Jiangxi Copper Co. Ltd. , Class A .............. 165,125 1,064,636
Jiangxi Copper Co. Ltd. , Class H .............. 1,327,000 5,975,425
Jinchuan Group International Resources Co. Ltd.
(b) (c)
. 2,398,000 143,842
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 245,400 878,479
Lygend Resources Technology Co. Ltd. , Class H .... 372,400 499,422
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 1,746,000 429,797
MMG Ltd.
(a)
............................. 5,391,600 6,077,562
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A .......................... 223,300 702,534
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 869,130 669,006
Shanjin International Gold Co. Ltd. , Class A ....... 209,140 699,223
Shougang Fushan Resources Group Ltd. ......... 2,542,000 882,267
Sinomine Resource Group Co. Ltd. , Class A ....... 52,000 476,837
Tiangong International Co. Ltd.
(b)
.............. 1,684,000 733,277

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Tianshan Aluminum Group Co. Ltd. , Class A ....... 336,260 $ 743,789
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,023,700 1,047,173
Western Mining Co. Ltd. , Class A .............. 174,125 787,685
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 49,286 492,283
Xiamen Tungsten Co. Ltd. , Class A ............. 121,099 975,592
Xinjiang Xinxin Mining Industry Co. Ltd. , Class H .... 1,052,000 261,327
Yunnan Aluminium Co. Ltd. , Class A ............ 271,700 1,146,293
Yunnan Tin Co. Ltd. , Class A ................. 119,600 665,187
79,351,949
a
Finland  —  0 .2%
Outokumpu OYJ ......................... 514,421 3,568,552
a
France  —  1 .9%
APERAM SA ............................ 55,242 3,285,290
ArcelorMittal SA .......................... 545,469 37,551,389
Eramet SA
(b)
............................ 10,352 659,009
41,495,688
a
Germany  —  0 .9%
Aurubis AG ............................. 30,207 7,586,573
Kloeckner & Co. SE ....................... 68,881 915,908
Salzgitter AG ............................ 36,509 2,601,566
thyssenkrupp AG ......................... 637,312 8,698,885
19,802,932
a
Hong Kong  —  0 .1%
Jiaxin International Resources Investment Ltd.
(a)
.... 110,800 1,195,789
a
India  —  4 .5%
APL Apollo Tubes Ltd. ..................... 230,932 4,450,522
Ashapura Minechem Ltd. ................... 61,216 476,518
Godawari Power and Ispat Ltd. ............... 299,718 908,777
Gravita India Ltd. ......................... 41,360 702,254
Hindalco Industries Ltd. .................... 1,653,779 19,609,033
Hindustan Copper Ltd. ..................... 366,920 2,077,808
Jindal Saw Ltd. .......................... 282,265 733,886
Jindal Stainless Ltd. ....................... 314,111 2,264,686
Jindal Steel Ltd. .......................... 460,767 5,857,186
JSW Steel Ltd. .......................... 782,331 10,523,800
Kirloskar Ferrous Industries Ltd. ............... 80,597 369,728
Maharashtra Seamless Ltd. .................. 49,848 325,742
Malco Energy Ltd.
(a)
....................... 1,615,325 2,057,839
Mishra Dhatu Nigam Ltd.
(d)
.................. 54,685 242,095
MOIL Ltd. .............................. 77,723 243,206
National Aluminium Co. Ltd. .................. 1,077,076 4,815,130
NMDC Ltd. ............................. 3,947,763 3,656,613
NMDC Steel Ltd.
(a)
........................ 947,028 444,601
PTC Industries Ltd.
(a)
...................... 5,757 980,199
Ramkrishna Forgings Ltd. ................... 101,204 602,864
Ratnamani Metals & Tubes Ltd. ............... 34,852 936,411
Sandur Manganese & Iron Ores Ltd. (The) ........ 143,826 342,624
Sarda Energy & Minerals Ltd. ................ 108,241 583,078
Talwandi Sabo Power Ltd.
(a)
.................. 1,615,325 2,057,839
Tata Steel Ltd. ........................... 9,560,130 20,950,768
Tata Steel Ltd. , GDR
(e)
..................... 2,399 53,738
Usha Martin Ltd. ......................... 191,367 1,019,078
Vedanta Aluminium Metal Ltd.
(a)
............... 1,615,325 2,057,839
Vedanta Iron and Steel Ltd.
(a)
................. 1,615,325 2,057,839
Vedanta Ltd. ............................ 1,762,042 6,539,958
Welspun Corp. Ltd. ....................... 115,018 1,665,259
99,606,918
a
Security Shares Value
a
Indonesia  —  0 .3%
Bumi Resources Minerals Tbk PT
(a)
............. 71,217,000 $ 2,369,624
Merdeka Copper Gold Tbk PT
(a)
............... 10,965,586 1,590,458
Petrosea Tbk PT
(a)
........................ 3,753,500 980,438
Vale Indonesia Tbk PT ..................... 2,689,700 711,022
5,651,542
a
Japan  —  5 .5%
Aichi Steel Corp. ......................... 37,800 703,136
Daido Steel Co. Ltd. ....................... 164,400 2,147,712
Dowa Holdings Co. Ltd. .................... 67,700 4,380,258
JFE Holdings, Inc. ........................ 736,200 7,872,200
JX Advanced Metals Corp. .................. 702,800 17,346,967
Kobe Steel Ltd. .......................... 483,200 6,011,521
Kyoei Steel Ltd. .......................... 24,000 273,590
Maruichi Steel Tube Ltd. .................... 209,500 2,374,239
Mitsubishi Materials Corp. ................... 158,400 5,130,892
Mitsui Kinzoku Co. Ltd. ..................... 69,800 22,628,279
Nippon Light Metal Holdings Co. Ltd. ............ 72,540 1,443,239
Nippon Steel Corp. ........................ 6,188,725 22,021,608
Nittetsu Mining Co. Ltd. ..................... 53,300 802,898
Sumitomo Metal Mining Co. Ltd. ............... 306,700 17,387,309
Tokyo Steel Manufacturing Co. Ltd. ............. 66,800 736,513
UACJ Corp. ............................ 201,352 4,198,884
Yamato Kogyo Co. Ltd. ..................... 43,300 3,205,969
Yodoko Ltd. ............................ 133,200 1,056,787
119,722,001
a
Malaysia  —  0 .5%
Press Metal Aluminium Holdings Bhd ........... 4,744,400 10,757,122
a
Mexico  —  2 .1%
Grupo Mexico SAB de CV , Series B ............ 3,736,657 46,390,843
a
Netherlands  —  0 .3%
AMG Critical Materials N.V. .................. 43,453 2,132,335
Constellium SE , Class A
(a)
................... 157,641 5,400,780
7,533,115
a
Norway  —  0 .9%
Norsk Hydro ASA ......................... 1,646,091 20,131,310
a
Peru  —  1 .4%
Cia de Minas Buenaventura SAA , ADR .......... 208,677 7,698,094
Southern Copper Corp. ..................... 117,442 22,466,655
30,164,749
a
Poland  —  1 .0%
Grupa Kety SA .......................... 12,719 4,232,656
Jastrzebska Spolka Weglowa SA
(a) (b)
............ 64,692 499,806
KGHM Polska Miedz SA .................... 179,146 17,243,541
21,976,003
a
Qatar  —  0 .1%
Qatar Aluminum Manufacturing Co. ............. 3,527,664 1,661,991
a
Russia  —  0 .0%
Alrosa PJSC
(a) (c)
.......................... 2,886,002 406
GMK Norilskiy Nickel PAO
(a) (c)
................ 47,600 —
Novolipetsk Steel PJSC
(a) (c)
.................. 11,120 2
Severstal PAO
(a) (c)
........................ 233,400 33
United Co. RUSAL International PJSC
(a) (c)
........ 3,450,000 486
927
a
Saudi Arabia  —  1 .2%
Advanced Building Industries Co.
(a)
............. 36,382 328,919
Al Masane Al Kobra Mining Co. ............... 44,836 879,372
East Pipes Integrated Co. for Industry ........... 18,599 970,939

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
Saudi Arabian Mining Co.
(a)
.................. 1,478,510 $ 24,858,448
Saudi Steel Pipe Co. ...................... 22,621 328,531
27,366,209
a
South Africa  —  3 .0%
African Rainbow Minerals Ltd. ................ 130,989 1,706,533
Impala Platinum Holdings Ltd. ................ 1,157,306 16,492,143
Northam Platinum Holdings Ltd. ............... 460,811 8,967,051
Sibanye Stillwater Ltd. ..................... 3,622,235 10,831,845
Valterra Platinum Ltd. ...................... 339,492 28,033,170
66,030,742
a
South Korea  —  1 .4%
Hyundai Steel Co. ........................ 108,306 2,885,917
Poongsan Corp. ......................... 20,990 1,120,083
POSCO Holdings, Inc. ..................... 91,268 25,708,093
SeAH Besteel Holdings Corp.
(b)
............... 19,523 690,756
SeAH Steel Holdings Corp. .................. 1 102
30,404,951
a
Spain  —  0 .2%
Acerinox SA ............................ 234,619 4,333,535
a
Sweden  —  1 .7%
Alleima AB ............................. 236,718 2,188,634
Boliden AB ............................. 363,719 22,647,935
Granges AB ............................ 133,507 2,753,109
SSAB AB , Class A ........................ 283,690 2,921,719
SSAB AB , Class B ........................ 762,251 7,838,697
38,350,094
a
Taiwan  —  0 .8%
Century Iron & Steel Industrial Co. Ltd. .......... 226,000 745,356
China Steel Corp. ........................ 15,108,612 9,196,678
Chung Hung Steel Corp.
(a)
................... 1,027,000 602,270
EVERGREEN Steel Corp. ................... 223,000 664,342
Feng Hsin Steel Co. Ltd. .................... 547,918 1,124,679
Gloria Material Technology Corp. .............. 558,000 640,346
TA Chen Stainless Pipe ..................... 2,423,721 3,216,659
Tung Ho Steel Enterprise Corp. ............... 586,700 1,264,269
Yieh Phui Enterprise Co. Ltd.
(a)
................ 1,090,831 475,618
17,930,217
a
Turkey  —  0 .3%
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(a)
.... 535,868 543,834
Eregli Demir ve Celik Fabrikalari TAS ........... 4,354,125 3,684,088
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a)
............................ 958,837 822,109
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 226,164 527,099
5,577,130
a
United Kingdom  —  15 .5%
Anglo American PLC ...................... 1,357,016 72,623,887
Antofagasta PLC ......................... 441,743 24,334,485
ATALAYA MINING COPPER SA ............... 152,410 1,784,649
Glencore PLC
(a)
.......................... 12,016,409 91,389,504
Hill & Smith PLC ......................... 99,806 3,723,121
Rio Tinto PLC ........................... 1,365,306 145,011,042
338,866,688
a
United States  —  16 .6%
Alcoa Corp. ............................. 337,641 26,214,447
Alpha Metallurgical Resources, Inc.
(a)
........... 13,982 2,781,998
Arizona Sonoran Copper Co., Inc.
(a)
............ 199,934 1,398,008
Century Aluminum Co.
(a)
.................... 85,451 5,637,202
Cleveland-Cliffs, Inc.
(a)
..................... 729,919 9,926,898
Security Shares Value
a
United States (continued)
Commercial Metals Co. ..................... 141,901 $ 10,791,571
Compass Minerals International, Inc.
(a)
........... 44,791 1,429,729
Freeport-McMoRan, Inc. .................... 1,839,175 120,852,189
Kaiser Aluminum Corp. ..................... 20,643 3,757,852
Materion Corp. .......................... 26,321 5,791,673
Metallus, Inc.
(a)
.......................... 48,544 953,890
MP Materials Corp.
(a) (b)
..................... 181,885 11,767,959
Nucor Corp. ............................ 284,221 71,055,250
Ramaco Resources, Inc. , Class A
(a)
............. 48,223 752,761
Reliance, Inc. ........................... 65,406 24,904,643
Ryerson Holding Corp. ..................... 60,193 1,721,520
Steel Dynamics, Inc. ....................... 176,137 45,822,041
SunCoke Energy, Inc. ...................... 108,245 975,287
TMC the metals Co., Inc.
(a) (b)
................. 277,121 1,676,582
Trilogy Metals, Inc.
(a) (b)
...................... 135,020 625,143
United States Antimony Corp.
(a) (b)
.............. 148,252 1,331,303
USA Rare Earth, Inc. , Class A
(a) (b)
.............. 222,775 6,239,928
Warrior Met Coal, Inc. ...................... 66,821 6,317,257
Worthington Steel, Inc. ..................... 40,704 1,717,302
364,442,433
a
Total Common Stocks — 99.4%
(Cost: $ 1,696,937,685 ) ............................... 2,177,040,601
a
Preferred Stocks
Brazil  —  0 .6%
Bradespar SA , Preference Shares , NVS ......... 316,073 1,456,760
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 192,631 235,989
Gerdau SA , Preference Shares , NVS ........... 1,644,669 7,423,678
Metalurgica Gerdau SA , Preference Shares , NVS ... 1,065,869 2,070,654
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 624,480 1,371,626
12,558,707
a
Russia  —  0 .0%
Mechel PJSC , Preference Shares , NVS
(a) (c)
....... 96,000 13
a
Total Preferred Stocks — 0.6%
(Cost: $ 9,325,671 ) .................................. 12,558,720
a
Total Long-Term Investments — 100.0%
(Cost: $ 1,706,263,356 ) ............................... 2,189,599,321
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 34,602,641 34,613,022
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 5,731,281 5,731,281
a
Total Short-Term Securities — 1.8%
(Cost: $ 40,342,664 ) ................................. 40,344,303
Total Investments —  101.8%
(Cost: $ 1,746,606,020 ) ............................... 2,229,943,624
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (38,496,078)
Net Assets — 100.0% ................................. $ 2,191,447,546
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,004,168  $ 23,617,089
(a)
$ —  $ (9,006) $ 771  $ 34,613,022  34,602,641  $ 219,683
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 790,000  4,941,281
(a)
—  —  —  5,731,281  5,731,281  86,398  —
$ —  $ (9,006) $ 771
$ 40,344,303
$ 306,081  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 7 06/19/26 $ 612 $ 3,803

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 718,669,735  $ 1,458,226,097  $ 144,769  $ 2,177,040,601
Preferred Stocks ......................................... 12,558,707  —  13  12,558,720
Short-Term Securities
Money Market Funds ...................................... 40,344,303  —  —  40,344,303
$ 771,572,745  $ 1,458,226,097  $ 144,782  $ 2,229,943,624
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,803  $ —  $ —  $ 3,803
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
GDR Global Depositary Receipt
NVS Non-Voting Shares
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)